Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par value	$ 0.20	$ 0.20	$ 0.02
Common stock, shares authorized	9,290,000	9,290,000	92,900,000
Common stock, shares issued	2,688,541	2,688,541	22,360,987
Common stock, shares outstanding	2,688,541	2,688,541	22,360,987
Accounts receivable, allowance for credit loss	$ 0	$ 0	$ 0
Convertible debt, net of discount	128,104	0
Warrant discount	$ 1,125,303	$ 0
Series A-1 Preferred Stock [Member]
Preferred stock par value	$ 0.20	$ 0.20	$ 0.02
Preferred stock, par authorized	260,000	260,000	2,600,000
Preferred stock, shares issued	6,880	6,630	54,737
Preferred stock, shares outstanding	6,880	6,630	54,737
Liquidation preference, value	$ 149,258	$ 138,414	$ 118,741
Series B Preferred Stock [Member]
Preferred stock par value	$ 0.20	$ 0.20	$ 0.02
Preferred stock, par authorized	370,000	370,000	3,700,000
Preferred stock, shares issued	12,481	12,481	124,810
Preferred stock, shares outstanding	12,481	12,481	124,810
Liquidation preference, value	$ 596,193	$ 595,245	$ 274,939
Previously Reported [Member]
Common stock par value		$ 0.02
Common stock, shares authorized		92,900,000
Common stock, shares issued		26,880,250
Common stock, shares outstanding		26,880,250
Previously Reported [Member] | Series A-1 Preferred Stock [Member]
Preferred stock par value		$ 0.02
Preferred stock, par authorized		2,600,000
Preferred stock, shares issued		66,303
Preferred stock, shares outstanding		66,303
Liquidation preference, value		$ 138,414
Previously Reported [Member] | Series B Preferred Stock [Member]
Preferred stock par value		$ 0.02
Preferred stock, par authorized		3,700,000
Preferred stock, shares issued		124,810
Preferred stock, shares outstanding		124,810
Liquidation preference, value		$ 595,245